RELATED PARTIES - Narrative (Details) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Oct. 04, 2024	Jan. 01, 2023	Dec. 09, 2022	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2023	Feb. 28, 2023
Disclosure of transactions between related parties [line items]
Net proceeds from sale of investment properties					$ 2,437	$ 1,358	$ 1,861
Disposition of interest in equity method investment, percentage		23.00%
Notes receivable, related party		$ 588
Preferred units redeemed			$ 1,000
Acquisition of LP interests			$ 2,475
BSREP IV
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	8.00%
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Distribution of business, percent			25.00%
Preferred equity | Subsidiary of BNRE
Disclosure of transactions between related parties [line items]
Number of shares/units issued				$ 1,600
Limited Partner Units
Disclosure of transactions between related parties [line items]
Capital call								$ 507	$ 530
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee percent					1.05%
Management fee expense					$ 178	195	$ 223
Related party
Disclosure of transactions between related parties [line items]
Compensation expense					18
Net proceeds from sale of investment properties					$ 1,800	$ 695